[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

January 28, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                                                              Nuveen Investment Trust III

                                                             File Nos. 333-65269 and 811-09037

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust III (the “Registrant”), we are transmitting Post-Effective Amendment No. 50 and Amendment No. 51 to the Registration Statement on Form N-1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to Nuveen Symphony Floating Rate Income Fund (the “Fund”), a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act. We have requested the staff of the Securities and Exchange Commission accelerate this filing and declare it effective on January 28, 2015.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures